CONDENSED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS EQUITY/DIVISIONAL EQUITY (USD $)	Total	Series A Preferred Stock	Deficit Accumulated Since Incorporation	Common Stock	Additional Paid-in Capital	Divisional Equity	Parent Company's Net Deficit
Balance at Dec. 31, 2002
Net loss	$ (89,000)						$ (89,000)
Balance at Dec. 31, 2003	(89,000)						(89,000)
Net loss	(3,272,000)						(3,272,000)
Net transactions with Parent Company	2,393,000						2,393,000
Balance at Dec. 31, 2004	(968,000)						(968,000)
Net loss	(2,209,000)						(2,209,000)
Net transactions with Parent Company	2,727,000						2,727,000
Balance at Dec. 31, 2005	(450,000)						(450,000)
Net loss	(2,405,000)						(2,405,000)
Net transactions with Parent Company	2,587,000						2,587,000
Balance at Dec. 31, 2006	(268,000)						(268,000)
Balance at Apr. 03, 2006
Cash contribution from Parent Company	2,000					2,000
Balance at Dec. 31, 2006	(268,000)					2,000
Non-cash equity adjustments from Parent Company	4,318,000					4,318,000
Stock based compensation expense	1,814,000					1,814,000
Cash contribution from Parent Company	15,679,000					15,679,000
Net loss	(10,990,000)					(10,990,000)
Balance at Dec. 31, 2007	10,823,000					10,823,000
Non-cash equity adjustments from Parent Company	750,000					750,000
Stock based compensation expense	3,824,000					3,824,000
Cash contribution from Parent Company	7,944,000					7,944,000
Net loss	(14,373,000)					(14,373,000)
Balance at Dec. 31, 2008	8,968,000					8,968,000
Non-cash equity adjustments from Parent Company	(1,756,000)					(1,756,000)
Stock based compensation expense	4,202,000					4,202,000
Cash contribution from Parent Company	7,714,000					7,714,000
Net loss	(18,387,000)					(18,387,000)
Balance at Dec. 31, 2009	741,000					741,000
Non-cash equity adjustments from Parent Company	(2,326,000)					(2,326,000)
Stock based compensation expense	4,368,000					4,368,000
Cash contribution from Parent Company	11,640,000					11,640,000
Net loss	(11,993,000)					(11,993,000)
Balance at Dec. 31, 2010	2,430,000					2,430,000
Non-cash equity adjustments from Parent Company	(8,083,000)					(8,083,000)
Cash contributions to Parent Company, net	369,000					369,000
Stock based compensation expense	1,987,000					1,987,000
Reclassification of derivative liability upon elimination of obligation	9,249,000					9,249,000
Net loss - Predecessor (RNAi)	(7,682,000)					(7,682,000)
Recapitalization of divisional deficit			(1,740,000)		10,000	1,730,000
Recapitalization of divisional deficit, Shares				3,347,996
Stock-based compensation	122,000				122,000
Cash contribution from Parent Company	1,500,000				1,500,000
Expenses paid by Parent Company for RXi	2,058,000				2,058,000
Net loss	(2,537,000)		(2,537,000)
Balance at Dec. 31, 2011	(587,000)		(4,277,000)		3,690,000
Balance, Shares at Dec. 31, 2011				3,347,996
Issuance of Series A convertible preferred stock		9,500,000
Issuance of Series A convertible preferred stock, shares		9,500
Beneficial conversion feature related to Series A convertible preferred stock	9,500,000	(9,500,000)			9,500,000
Accretion of beneficial conversion feature related to Series A convertible preferred stock	(9,500,000)	9,500,000			(9,500,000)
Issuance of common stock in exchange for patent and technology rights	6,173,000				6,173,000
Issuance of common stock in exchange for patent and technology rights, Shares				1,394,997
Stock-based compensation	968,000				968,000
Issuance of common stock warrants in exchange for services	13,000				13,000
Expenses paid by Parent Company for RXi	699,000				699,000
Conversion of Series A convertible preferred stock to common stock	224,000	(224,000)			224,000
Conversion of Series A convertible preferred stock to common stock, Shares		(224)		546,014
Fair value of Series A convertible preferred stock dividends	(3,315,000)				(3,315,000)
Dividends paid on Series A convertible preferred stock	2,865,000	450,000			2,865,000
Dividends paid on Series A convertible preferred stock, shares		450
Net loss	(12,880,000)		(12,880,000)
Balance at Dec. 31, 2012	(5,840,000)	9,726,000	(17,157,000)		11,317,000
Balance, Shares at Dec. 31, 2012		9,726		5,289,007
Issuance of common stock, net of offering costs	15,647,000			1,000	15,646,000
Issuance of common stock, net of offering costs				3,765,230
Issuance of common stock in exchange for patent and technology rights	12,250,000				12,250,000
Issuance of common stock in exchange for patent and technology rights, Shares				1,666,666
Stock-based compensation	628,000				628,000
Fair value of Series A convertible preferred stock dividends	(3,547,000)				(3,547,000)
Dividends paid on Series A convertible preferred stock	3,377,000	170,000			3,377,000
Dividends paid on Series A convertible preferred stock, shares		170
Net loss	(14,397,000)		(14,397,000)
Balance at Mar. 31, 2013	$ 8,118,000	$ 9,896,000	$ (31,554,000)	$ 1,000	$ 39,671,000
Balance, Shares at Mar. 31, 2013		9,896		10,720,903